Net Interest Expense	12 Months Ended
Dec. 31, 2013
Net Interest Expense
Net Interest Expense

Note 21—Net Interest Expense

        Net interest expense is summarized below:

	Year ended December 31,
	2013	2012	2011
	(in thousands)
Interest income:
Short-term investments	$893	$72	$22
Mortgage loans held for sale at fair value	14,739	6,282	1,510

	15,632	6,354	1,532

Interest expense:
Mortgage loans sold under agreements to repurchase	10,863	5,927	1,874
Note payable	2,931	1,180	—
Excess servicing spread financing at fair value	1,091	—	—
Other	1,788	772	1

	16,673	7,879	1,875

Net interest expense	$(1,041)	$(1,525)	$(343)